STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONTINUING OPERATIONS
Net operating revenue	R$ 37,158,908	R$ 34,074,233	R$ 34,626,834
Operating expenses	(26,129,636)	(29,275,307)	(29,702,291)
Regulatory remeasurements - Transmission contracts	(12,144)	365,178	4,858,744
OPERATING PROFIT BEFORE FINANCIAL RESULT	11,017,128	5,164,104	9,783,287
Financial Result	(12,002,121)	(4,373,595)	(1,441,954)
PROFIT (LOSS) BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	(984,993)	790,509	8,341,333
RESULTS OF EQUITY METHOD INVESTMENTS	2,062,090	2,369,777	1,507,418
OTHER REVENUE AND EXPENDITURE	651,280	186,924	1,210,754
PROFIT BEFORE TAXES	1,728,377	3,347,210	11,059,505
Current income tax and social contribution	512,503	1,630,034	1,437,671
Deferred income tax and social contribution	3,511,001	934,421	(3,822,971)
Total income tax expense	2,998,498	(695,613)	(5,260,642)
NET PROFIT FROM CONTINUING OPERATIONS	4,726,875	2,651,597	5,798,863
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	4,881,788	2,648,592	5,731,106
AMOUNT ATTRIBUTED TO NON-CONTROLING INTERESTS	(154,913)	3,005	67,757
DISCONTINUED OPERATIONS
NET PROFIT (LOSS) FROM DISCONTINUED OPERATION	(332,014)	986,785	(85,230)
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	(332,014)	986,785	(84,965)
AMOUNT ATTRIBUTED TO NON-CONTROLING INTERESTS			(265)
NET PROFIT FOR THE YEAR	4,394,861	3,638,382	5,713,633
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	4,549,774	3,635,377	5,646,141
AMOUNT ATTRIBUTED TO NON-CONTROLING INTERESTS	(154,913)	3,005	R$ 67,492
Common shares
CONTINUING OPERATIONS
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	4,237,649	2,239,391
DISCONTINUED OPERATIONS
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	R$ (288,206)	R$ 834,329
PROFIT PER SHARE
Profit basic per share (in R$ per share)	R$ 1.98	R$ 1.82	R$ 3.54
Profit diluted per share (in R$ per share)	1.96	1.80	3.48
PROFIT PER SHARE - Continuing Operations
Profit basic per share (in R$ per share)	2.12	1.33	3.59
Profit diluted per share (in R$ per share)	2.10	1.31	3.53
Preferred shares
PROFIT PER SHARE
Profit basic per share (in R$ per share)	2.18	2.01	3.89
Profit diluted per share (in R$ per share)	2.15	1.98	3.82
PROFIT PER SHARE - Continuing Operations
Profit basic per share (in R$ per share)	2.34	1.46	3.95
Profit diluted per share (in R$ per share)	R$ 2.31	R$ 1.44	R$ 3.88